Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents
Money market funds	$ 887,823	$ 997,092
Term accounts	161,161	95,090
Cash and bank balances	318,304	242,494
Total cash and cash equivalents	$ 1,367,288	$ 1,334,676	$ 1,581,893	$ 1,216,803